Select Bond Portfolio Investment Objectives and Goals - Select Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Select Bond Portfolio – Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The primary investment objective of the Portfolio is to provide as high a level of total return as is consistent with prudent investment risk.
Objective, Secondary [Text Block]	A secondary objective is to seek preservation of shareholders' capital.